NONCONTROLLING INTEREST	6 Months Ended
Jun. 30, 2021
Note 8 - NON-CONTROLLING INTEREST
8.	NON-CONTROLLING INTEREST

At June 30, 2021, the Company had an effective 99.67% (December 31, 2020 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2020 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been recognized in the unaudited condensed consolidated interim financial statements.